Business combination	12 Months Ended
Dec. 31, 2024
Business combination
Business combination

3.Business combination

Acquisition of Billionaire Pte. Ltd. (“Billionaire”)

In April 2024, the Group acquired 55% of equity interest of Billionaire for a total consideration of USD2,156,000.

Billionaire engages primarily in the development and operation of overseas live streaming platforms in the overseas market. The purpose of this acquisition is mainly to acquire Billionaire’s technology and the assembled workforce to further enhance the Group’s overseas audio live streaming business.

Upon the acquisition, Billionaire was accounted for as a business combination and represents a consolidated subsidiary of the Company. The following table summarizes the estimated fair values of assets acquired and liabilities assumed at the date of acquisition:

(In thousands)
Fair value of total consideration transferred:
Cash consideration	2,156
Recognized amounts of identifiable assets acquired and liability assumed:
Current assets	1,424
Intangible assets (note 12)	3,869
Current liabilities	(841)
Deferred tax liabilities	(658)
Non-controlling interests	(1,638)
Total identifiable net assets acquired, net of non-controlling interests	2,156

Pro forma revenue data and pro forma earnings data was not disclosed because the impact was immaterial.